Subordinated Debentures - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended
	Dec. 31, 2014	Oct. 31, 2008	Sep. 30, 2003	Dec. 31, 2014	Dec. 31, 2003	Dec. 31, 2013	Oct. 08, 2008
Debt Disclosure [Abstract]
Variable rate capital securities with an aggregate liquidation amount			$ 10,000,000
Preferred security, Aggregate liquidation amount			1,000
Floating rate junior subordinated debentures	10,310,000			10,310,000	10,310,000	10,310,000
Percentage above LIBOR		3.10%		3.10%
Interest rate to be received under swap agreement, adjusted quarterly	Three-month London Interbank Lending Rate (Libor) plus 3.10%			Three-month LIBOR plus 3.10%
Interest rate after adjustment	3.35%			3.35%
Junior subordinated debentures maturity					2033
Junior subordinated debentures and capital securities redemption price							$ 1,000